CAPITAL STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Preferred Stock by Class [Table Text Block]
Summary. Presented below is a summary by series of the authorized, issued and outstanding shares, the net carrying values, and the liquidation preferences of Preferred Stock as of December 31, 2015 and 2016 (in thousands):

	Number of Shares(1)		Carrying Value(2)		Liquidation Preference(3)
Series of Preferred Stock	2015	2016	2015	2016	2015	2016
A	5,500	5,500	$493	$493	$550	$550
B	38,545	38,545	9,142	9,142	10,000	10,000
C	-	56,441	-	9,907	-	10,001

Total	44,045	100,486	$9,635	$19,542	$10,550	$20,551

(1)	Represents the number of shares by series that are authorized, issued and outstanding.

(2)	The carrying value for each series of Preferred Stock is net of incremental and direct professional fees and other costs incurred in connection with the original issuance.

(3)
In the event of a liquidation, sale, dissolution, change of control, or winding up of the Company, whether voluntary or involuntary, the holders of Preferred Stock are entitled to receive, prior and in preference to the holders of Common Stock Securities, any distribution of the assets of the Company in an amount equal to the sum of (i) the original issuance price of $0.1000 for Series A, $0.2594 for Series B, and $0.1772 for Series C Preferred Stock, and (ii) all declared but unpaid dividends on such share of Preferred Stock (collectively, the “Liquidation Preference”). In the event funds are insufficient to make a complete distribution to all holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata among the holders of each series of Preferred Stock so that each holder receives the same percentage of the applicable preferential amount. After full payment of the Liquidation Preference has been made to the holders of Preferred Stock, the remaining assets will be distributed with equal priority and pro rata to the holders of Common Stock Securities based on the number of shares of Common Stock Securities held by each common stockholder.

Schedule of Conversion Basis of Convertible Preferred Stock [Table Text Block]
Conversion, Ownership and Voting Rights. Each share of Preferred Stock is immediately convertible at the option of the holder into shares of Class A or Class B Common Stock. Presented below are the respective conversion prices applicable to each series of Preferred Stock, the number of shares of Class A or Class B Common Stock into which each series of Preferred Stock is convertible, and the respective ownership and voting percentages by series on an as converted basis as of December 31, 2016 (in thousands, except conversion prices and percentages):

		Conversion Rights				As Converted Basis
	Liquidation	Conversion	Number of Shares of Common Stock(2)			Ownership	Voting
Series of Preferred Stock	Preference	Price(1)	Class A	Class B	Total	Percentage (3)	Power (4)
A	$550	$0.1000	-	5,500	5,500	2.7%	3.7%
B	10,000	$0.2594	-	38,545	38,545	19.1%	25.9%
C	10,001	$0.1772	56,441	-	56,441	27.9%	2.5%

Total	$20,551		56,441	44,045	100,486	49.7%	32.1%

(1)
The conversion rates for each series of Preferred Stock are initially equal to the original issuance price per share, subject to future adjustment for the effect of any stock split, stock dividend, or similar event. The conversion rates are also subject to anti-dilution adjustments in the event the Company subsequently issues equity securities at an issuance price, or equity-derived securities at a conversion price, below the original issuance price per share of the Preferred Stock. The Series B holders agreed to forego their right to anti-dilution protection upon issuance of the Series C Preferred, although such rights remain in effect for any future issuances. Additionally, if the Company subsequently issues any equity or equity-derived securities, the holders of Series B and Series C Preferred Stock have the right to convert their shares to such securities at any time prior to the earlier of (i) completion of a qualified IPO (defined below), or (ii) October 28, 2018.

Conversion of the Preferred Stock is automatic upon (i) a firm commitment for an underwritten qualified public offering (“Qualified IPO”) of Class A Common Stock at a per share price that reflects an equity valuation for the Company of at least $300.0 million and with gross proceeds from the Qualified IPO of at least $60 million, or (ii) at the election of holders of a majority of the voting power of the outstanding shares of Preferred Stock, voting together as a single class on an as-converted to common stock basis. If the Company completes a Qualified IPO at a price reflecting an equity valuation that is less than $300.0 million, the conversion prices of the Series A and Series B Preferred Stock will be adjusted to an amount derived as if the equity valuation was $300.0 million. The Company has reserved 56,441,036 shares of its Class A Common Stock and 44,045,460 shares of its Class B Common Stock for issuance upon conversion of the Preferred Stock.

(2)	Computed by dividing the aggregate liquidation preference by the applicable conversion price applicable to each series of Preferred Stock.

(3)
Represents the aggregate ownership percentage by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate ownership is 47.0%.

(4)
Represents the aggregate voting power by series as of December 31, 2016, based on the number of shares of Common Stock Securities into which each series of Preferred Stock is convertible. Specifically, (i) the holders of Series A and Series B Preferred Stock are entitled to 15 votes for each share of Class B Common Stock into which their shares of Preferred Stock are convertible, and (ii) the holders of Series C Preferred Stock are entitled to one vote for each share of Class A Common Stock into which their shares of Preferred Stock are convertible. So long as at least 3,750,000 shares of Preferred Stock remain outstanding, the holders of the Series A and Series B Preferred Stock, voting as a single class, are entitled to elect one member to the Company’s board of directors. The holders of the Series B and Series C Preferred Stock are under common control whereby their aggregate voting power is 28.4%.